Intangible assets - Schedule of Breakdown of Software Cost, Accumulated Amortization, Additions, Sales and Disposals for Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 3,663	$ 2,605
Ending balance	10,744	3,663	$ 2,605
Reclassification into intangible assets	7,500	1,600
Carrying amount - principal
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	14,163	12,041	10,856
Additions and reclassifications	9,059	2,122	1,335
Disposals	0	0	(150)
Ending balance	23,222	14,163	12,041
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(10,500)	(9,436)	(8,752)
Amortization	1,978	1,064	814
Disposals	0	0	130
Ending balance	$ (12,478)	$ (10,500)	$ (9,436)